Derivative Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Derivative Warrant Liabilities [Line Items]
Public warrant (in Dollars per share)	$ 0.1
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding (in Shares) | shares	6,044,154
Exercise price of warrants or rights (in Dollars per share)	$ 11.5
Trading days period	20 days
Warrants notice period	30 days
Number of trading days for determining	10 days
Class of warrant or right, number of securities (in Shares) | shares	0.361
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding (in Shares) | shares	3,159,500
Number of days after consummation of business combination	15 days
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding (in Shares) | shares	2,884,660
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Share Price Equal or Exceeds Ten Rupees Per Dollar [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 10
Number of trading days for determining	20 days
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 18
Redemption price per unit warrant (in Dollars per share)	$ 0.01
Number of consecutive trading days	30 days
Common Stock Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Derivative Warrant Liabilities [Line Items]
Threshold issue price for capital (in Dollars per share)	$ 9.2
Warrant exercise price description	the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
Common Stock Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants or rights (in Dollars per share)	$ 11.5
After The Completion Of A Business Combination [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Period of warrants exercisable	30 days
From The Closing of the Initial Public Offering [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Period of warrants exercisable	12 days